Summary of Significant Accounting Policies (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Amounts Due from Banks	$ 1,500	$ 3,400
Restricted Cash and Cash Equivalents	265	362
Cash and cash equivalents	6,867	8,705	$ 9,135	$ 7,281
Cash Held in Foreign Countries	5,900	4,500
Nonrepatriable Cash and Cash Equivalents	1,000	1,100
Depreciation and Amortization of Property, Plant and Equipment	10,000	9,400	9,100
Capitalized Interest on Construction Projects	36	39	59
Advertising Expense	2,900	2,500	2,400
Pre-Opening Costs	131	271	$ 317
Credit Card Receivable [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Consumer credit receivable, net	1,000	1,200
Consumer credit receivable, reserve for doubtful accounts	$ 79	$ 70